Restricted cash	12 Months Ended
Dec. 31, 2022
Restricted Cash and Cash Equivalents, Current [Abstract]
Restricted cash
5.	Restricted cash
The Group’s restricted cash represents substantially cash balances on deposit required by its commercial banks, the court, and the government. As of December 31, 2021 and 2022, the Group’s restricted cash balances were RMB55,670 and RMB4,050, respectively.
As of December 31, 2021 and 2022, among the Group’s restricted cash, RMB52,910 and nil had been restricted by the government as part of their ongoing investigations on certain third parties’ activities. The restrictions have been

removed
as
the investigations
were
closed
 in 2022
.